Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 10,000	$ 14,000	$ 14,300
Patent law-based claim

(a) 20% of the benefits, revenues and /or savings generated by our company in the past and in the future, including the rise in the value of our company, as determined in the merger with Stratasys Inc., which took place in December 2012; (b) 20% of the gross profit generated by our company in the past and 9% of the gross profit produced and that will be produced by our company; (c) 20% of the gross profit generated by our company in the past and the relative share of the former Objet segment of our company in the total gross profit produced and that will be produced by our company; or (d) 20% of the value of the service inventions at issue. The former employee further sought an order of accounts. Our company rejects the claims that serve as a basis for the proceeding and intends to defend against them vigorously.